Note 8 - Fair Value - Fair Value Instruments Carried At Cost - Equity Instruments at Cost (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Fair Value Abstract
Equity Instruments at Cost	€ 469	€ 565